As filed with the Securities and Exchange Commission on September 11, 2014
Commission File Nos.  333-177298
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 9	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 353	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
 (Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 15, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE:  This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus and statement of additional information.  Part C is also amended as reflected therein.  Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014 For

ELITE ACCESS®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com.

CHANGES TO THE DEATH BENEFIT SECTION.

►	Under the section titled "DEATH BENEFIT", the following additional payout option is added to the bulleted list under the subsection titled "Payout Options":

•
The Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals over a period not extending beyond the Beneficiary's life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. (See "Non-Qualified Contracts – Required Distributions" on page 41.) Upon the Beneficiary's death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value.  Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

►	Under the section titled "DEATH BENEFIT", the following new subsection is added at the end thereof:

Stretch Contracts. The beneficiary of death benefit proceeds from another company's non-qualified annuity contract or tax-qualified  annuity contract or plan, may use the death benefit proceeds to purchase a Contract ("Stretch Contract") from us. The beneficiary of the prior contract or plan must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent's death. The distributions must be taken over a period not to exceed the life expectancy of the beneficiary, and the distributions must satisfy the minimum distribution requirements resulting from the decedent's death as defined by the Internal Revenue Code and implementing regulations. (See "Non-Qualified Contracts – Required Distributions" on page 41.) We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The beneficiary of the prior non-qualified annuity contract ("Beneficial Owner") may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner's death, and we will pay the Contract Value to the Beneficial Owner's beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

CHANGES TO THE INVESTMENT DIVISIONS.

1.    Name Changes, New Funds, Changes to Fund Operating Expenses and Investment Objectives

►    The names of the following Funds are changed, and all references in the prospectus to the prior name are revised, as follows:

Prior Fund Name	New Fund Name
Curian Guidance – Institutional Alt 100 Conservative Fund	Curian Guidance - Alt 100 Conservative Fund
Curian Guidance – Institutional Alt 100 Moderate Fund	Curian Guidance - Alt 100 Moderate Fund

Curian Guidance – Institutional Alt 100 Growth Fund	Curian Guidance - Alt 100 Growth Fund
Curian Guidance – International Opportunities Conservative Fund	Curian Guidance – International Conservative Fund
Curian Guidance – International Opportunities Moderate Fund	Curian Guidance – International Moderate Fund
Curian Guidance – International Opportunities Growth Fund	Curian Guidance – International Growth Fund
Curian/CenterSquare International REIT Fund	Curian/CenterSquare International Real Estate Securities Fund

►	The following new Funds are added to the list of Funds located on the back of the first page of the prospectus under the JNL Series Trust:

JNL/Boston Partners Global Long Short Equity Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/S&P International 5 Fund

►	Under the section titled "FEES AND EXPENSES TABLES", in the subsection titled "Total Annual Fund Operating Expenses", the box containing the minimum and maximum total annual Fund operating expenses is revised as follows:

Minimum: 0.56%

Maximum: 2.45%

►	Under the section titled "FEES AND EXPENSES TABLES", in the subsection titled "Total Annual Fund Operating Expenses", the information in the Fund Operating Expenses table is: (1) added for the four new Funds listed above and revised for the JNL/Mellon Capital Utilities Sector Fund under the JNL Series Trust; and (2) revised for the Funds listed below under the JNL Variable Fund LLC:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL/Boston Partners Global Long Short Equity	1.20%	0.20%	1.05%G	0.00%	2.45%
JNL/Goldman Sachs U.S. Equity Flex	0.80%	0.20%	0.96%G	0.00%	1.96%
JNL/JPMorgan U.S. Government & Quality Bond	0.38%	0.20%	0.11%F	0.01%	0.70%
JNL/S&P International 5 Fund	0.45%	0.20%	0.15G	0.00%	0.80%
JNL/Mellon Capital Utilities Sector	0.34%	0.20%	0.18%G, T	0.00%	0.72%
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector	0.32%	0.20%	0.16%G, T	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.16% G, T	0.00%	0.65%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.16% G, T	0.00%	0.65%
JNL/Mellon Capital Healthcare Sector	0.29%	0.20%	0.16% G, T	0.00%	0.65%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.16% G, T	0.00%	0.64%
JNL/Mellon Capital Technology Sector	0.29%	0.20%	0.16% G, T	0.00%	0.65%

T  "Other Expenses" have been restated to reflect current fees.

►	The section titled "EXAMPLE" is deleted and replaced in its entirety with the following:

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor Premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost of the optional Liquidity Option in years in which a Contract with the Liquidity Option would incur more costs than a Contract without the Liquidity Option.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,027	$1,646	$2,234	$4,206

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,027	$1,218	$2,051	$4,206

*Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$402	$1,218	$2,051	$4,206

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

►	Under the section titled "INVESTMENT DIVISIONS", the brief statement of the corresponding investment objective for the following new Funds is added as follows:

JNL Series Trust

JNL/Boston Partners Global Long Short Equity Fund
Jackson National Asset Management, LLC (and Robeco Investment Management, Inc.
Seeks long-term growth of capital by investing in stocks identified by the Sub-Adviser as undervalued and takes short positions in stocks that the Sub-Adviser has identified as overvalued.  The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aim to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.  In seeking to outperform its benchmark index, the Fund will hold long securities that the Sub-Advisor believes are more likely to outperform the index, and will take short positions in securities the Sub-Advisor believes will underperform the index.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/S&P International 5 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the common stock of foreign companies that are identified by a model strategy comprised of five underlying strategies.  The Fund allocates all of its net assets in the following strategies:

➢	S&P Asia Pac Ex Japan Strategy
➢	S&P Canada Strategy
➢	S&P Europe Strategy
➢	S&P Japan Strategy
➢	S&P Middle East Strategy

►	Under the section titled "INVESTMENT DIVISIONS", the brief statement of the corresponding investment objective for the following Funds is revised as follows:

JNL Series Trust

JNL/Mellon Capital Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.

Curian Variable Series Trust

Curian Guidance – Equity 100 Fund
Curian Capital, LLC
Seeks long-term growth of capital through investment in other funds (the "Underlying Funds") with an equity orientation.
The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities) of issuers in the U.S. and foreign countries, including emerging markets.  The Fund allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.

Curian Guidance – Fixed Income 100 Fund
Curian Capital, LLC
Seeks income and total return through investment in other funds (the "Underlying Funds") with a fixed income orientation.
The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities) of issuers in the U.S. and foreign countries, including emerging markets.  The Fund allocates its assets to Underlying Funds that invest amongst various fixed income classes, as well as non-traditional investments.

JNL Variable Fund LLC

JNL/Mellon Capital Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

2.    Fund Merger

►	Effective September 15, 2014, the JNL/Mellon Capital NYSE® International 25 Fund merged into the JNL/Mellon Capital International Index Fund.

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs, that include an allocation to the JNL/Mellon Capital NYSE® International 25 Investment Division, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the JNL/Mellon Capital International Index Investment Division.

If you have Contract Value that was transferred from the JNL/Mellon Capital NYSE® International 25 Investment Division to the JNL/Mellon Capital International Index Investment Division as a result of the merger, you may transfer your Contract Value out of the JNL/Mellon Capital International Index Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following the effective date of the merger, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

For additional information, please see the Supplement dated September 15, 2014 to the JNL® Series Trust Prospectus.

►	The following paragraph is inserted following the list of Funds located on the back of the first page of the prospectus and under Appendix C, titled "ACCUMULATION UNIT VALUES", immediately preceding the tables of values of Accumulation Units:

In addition, the JNL/Mellon Capital NYSE® International 25 Fund, which was previously offered under this Contract, merged into the JNL/Mellon Capital International Index Fund effective September 15, 2014.

►	All other references to the JNL/Mellon Capital NYSE® International 25 Fund, along with any corresponding Fund expense or investment objective information, are deleted from the following sections of the prospectus:

•	The list of Funds located on the back of the first page of the prospectus;
•	The fee table titled "Total Annual Fund Operating Expenses" under the section titled "FEES AND EXPENSES TABLES"; and
•	The brief statements of investment objectives under the section titled "INVESTMENT DIVISIONS".

3.    Trademark, Service Marks, and Related Disclosures

►	Appendix A, titled "Trademarks, Service Marks, and Related Disclosures", is revised as follows:

•
All references to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund are deleted from the fourth paragraph on page A-1 and moved to the capitalized disclosures relating to MSCI Inc. on page A-5.

•	The fourth paragraph on page A-1 is revised to read as follows:

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the "Products") are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor's Financial Services LLC, Brookfield or any of their respective affiliates (collectively, "S&P Dow Jones Indices").

•	The third paragraph following the text box on page A-2 is deleted and replaced with the following:

The following applies to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P International 5 Fund, JNL/S&P 4 Fund, and JNL/S&P Mid 3 Fund.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

•	The last paragraph beginning on page A-4 is deleted.

•
All references to the Dow Jones U.S. Select Dividend Index, Dow Jones U.S. Contrarian Opportunities, Dow Jones Select Dividend Index, The Dow 10, and the JNL/Mellon Capital JNL Optimized 5 Fund are deleted.

•	All disclosures relating to the New York Stock Exchange, Inc. ("NYSE") and the NYSE Group, Inc. are deleted.

______________________________
(To be used with JMV8037NY 04/14)

JMV13600NY 09/14

Supplement dated September 15, 2014
To The Statements of Additional Information Dated April 28, 2014 For

ELITE ACCESS®
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

ELITE ACCESS®
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your copy of the Statement of Additional Information for future reference.

►	In the section titled "General Information and History", the subsection titled "Trademarks, Service Marks, and Related Disclosures" is revised as follows:

•
All references to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund are deleted from the third paragraph and moved to the capitalized disclosures relating to MSCI Inc. beginning on page 8 and continuing on page 9.

•	The second paragraph following the capitalized disclosure on page 3 is deleted and replaced with the following:

The following applies to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P International 5 Fund, JNL/S&P 4 Fund, and JNL/S&P Mid 3 Fund.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

•
All references to the Dow Jones U.S. Select Dividend Index, Dow Jones U.S. Contrarian Opportunities, Dow Jones Select Dividend Index, The Dow 10, and the JNL/Mellon Capital JNL Optimized 5 Fund are deleted.

•	All disclosures relating to the New York Stock Exchange, Inc. ("NYSE") and the NYSE Group, Inc. are deleted.

►	In the section titled "Condensed Financial Information", under the subsection titled "Accumulation Unit Values", the following paragraphs are inserted immediately preceding the tables of values of Accumulation Units:

Set forth below are fund changes and additions since the April 28, 2014 Prospectus for your information in reviewing Accumulation Unit information.

The following fund name changes are effective September 15, 2014:

Curian Variable Series Trust
Curian Guidance – Institutional Alt 100 Conservative Fund to Curian Guidance - Alt 100 Conservative Fund
Curian Guidance – Institutional Alt 100 Moderate Fund to Curian Guidance - Alt 100 Moderate Fund
Curian Guidance – Institutional Alt 100 Growth Fund to Curian Guidance - Alt 100 Growth Fund
Curian Guidance – International Opportunities Conservative Fund to Curian Guidance – International Conservative Fund
Curian Guidance – International Opportunities Moderate Fund to Curian Guidance – International Moderate Fund
Curian Guidance – International Opportunities Growth Fund to Curian Guidance – International Growth Fund
Curian/CenterSquare International REIT Fund to Curian/CenterSquare International Real Estate Securities Fund

Effective September 15, 2014, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

JNL Series Trust
JNL/Boston Partners Global Long Short Equity Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/S&P International 5 Fund

In addition, the JNL/Mellon Capital NYSE® International 25 Fund, which was previously offered under this Contract, merged into the JNL/Mellon Capital International Index Fund effective September 15, 2014.

______________________________
(To be used with JMV8389 04/14 and NMV8389NY 04/14)

CMV13577 09/14

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2013
Statements of Operations for the period ended December 31, 2013
Statements of Changes in Net Assets for the periods ended December 31, 2013 and 2012
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2013 and 2012
Consolidated Income Statements for the years ended December 31, 2013, 2012, and 2011
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2013, 2012, and 2011
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012, and 2011
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                Description
No.

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

c.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

d.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of Individual Deferred Variable and Fixed Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on October 13, 2011 (File Nos. 333-177298 and 811-08401).

b.	Specimen of Individual Deferred Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on October 13, 2011 (File Nos. 333-177298 and 811-08401).

c.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

g.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

h.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

i.	Specimen of DOMA Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

j.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.	Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

l.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

m.	Form of Non-Qualified Stretch Annuity Endorsement (7723NY), attached hereto.

5.

a.	Form of Variable and Fixed Annuity Application (NV650 03/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on December 20, 2011 (File Nos. 333-177298 and 811-08401).

b.	Form of Variable and Fixed Annuity Application (NV650 04/12), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-177298 and 811-08401).

c.	Form of Variable and Fixed Annuity Application (NV650 09/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 2, filed on August 27, 2012 (File Nos. 333-177298 and 811-08401).

d.
Form of Variable and Fixed Annuity Application (NV650 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on April 23, 2013 (File Nos. 333-177298 and 811-08401).

e.
Form of Variable and Fixed Annuity Application (NV650 09/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on September 12, 2013 (File Nos. 333-177298 and 811-08401).

f.
Form of Variable and Fixed Annuity Application (NV650 04/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 5, filed on January 15, 2014 (File Nos. 333-177298 and 811-08401).

g.	Form of Variable and Fixed Annuity Application (NV650 09/14), attached hereto.

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.	Not Applicable.

8.	Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffry R. Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Director
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President, Chief Compliance & Governance Officer,
1 Corporate Way	Assistant Secretary & Director
Lansing, MI 48951

John K. Haack	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President, Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Head of Retail
7601 Technology Way
Denver, CO 80237

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer &
275 Grove Street	Director
Building #2
4th floor
Auburndale, MA 02466

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Thomas J. Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York("Depositor"), a stock life insurance company organized under the laws of the state of New York.  The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of July 31, 2014

Qualified – 2,642
Non-Qualified – 2,435

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)            Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas P. Hyatte	Manager
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Steven O'Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 11th day of September, 2014.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:   /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	September 11, 2014
Michael A. Wells, President and
Chief Executive Officer

*	September 11, 2014
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	September 11, 2014
Herbert G. May, III, Chief Administrative Officer
and Director

/s/ THOMAS J. MEYER	September 11, 2014
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	September 11, 2014
Laura L. Hanson, Vice President and
Director

*	September 11, 2014
John H. Brown, Vice President and Director

*	September 11, 2014
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	September 11, 2014
Julia A. Goatley, Senior Vice President, Chief
Compliance and Governance Officer, Assistant Secretary and Director

*	September 11, 2014
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

*	September 11, 2014
Gregory P. Cicotte, Director

*	September 11, 2014
Donald B. Henderson, Jr., Director

*	September 11, 2014
David L. Porteous, Director

*	September 11, 2014
Donald T. DeCarlo, Director

*	September 11, 2014
Gary H. Torgow, Director

*	September 11, 2014
John C. Colpean, Director

* By:    /s/ THOMAS J. MEYER
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the "Depositor"), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, 333-183047, and 333-192972), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2014.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY, III
______________________________________________
Herbert G. May, III, Chief Administrative Office and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Senior Vice President, Chief Compliance and Governance Officer, Assistant Secretary and Director

/s/ GREGORY P. CICOTTE
_____________________________________________
Gregory P. Cicotte, Director

/s/ LAURA L. HANSON
_____________________________________________
Laura L. Hanson, Vice President and Director

/s/ THOMAS P. HYATTE
_____________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ DONALD B. HENDERSON, JR.
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow, Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean, Director

EXHIBIT LIST

Exhibit No.                          Description

4m.	Form of Non-Qualified Stretch Annuity Endorsement (7723NY).

5g.	Form of Variable and Fixed Annuity Application (NV650 09/14).

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.